Reverse Acquisition	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Reverse Acquisition

NOTE 3 – REVERSE ACQUISITION

On October 4, 2017, Heatwurx acquired Promet’s net assets of $1,017,342 at historical cost in exchange for approximately 90 percent or 222,217,112 shares of common stock issued by the Company (or 31,745,242 shares post reverse split). Immediately following the transaction, total shares issued and outstanding were 246,907,902 (or 35,272,626 shares post reverse split), representing the total legal capital of the Company. The transaction has been accounted for as a reverse acquisition in accordance with ASC 805-40-45, Business Combinations - Reverse Acquisitions. As a result, Heatwurx is considered the acquired company. The consolidated financial statements are under the name of Processa Pharmaceuticals, Inc., the legal parent (accounting acquiree) but represent Promet, the legal subsidiary (accounting acquirer) with an adjustment, to retrospectively adjust Promet’s legal capital to reflect the legal capital (number and type of shares) of Processa Pharmaceuticals, Inc. and Heatwurx from October 4, 2017 forward as the accounting acquiree (legal acquirer).

Promet’s assets and liabilities are recognized and measured at their precombination carrying amounts. Heatwurx, which subsequently changed its name to Processa Pharmaceuticals, Inc., recognized and measured its assets and liabilities at October 4, 2017 in accordance with guidance applicable to business combinations. The net liabilities were all short term in nature and were recognized at their precombination carrying amounts. The accumulated deficit reflects Promet balances before the reverse acquisition. See Note 2 – Basis of Presentation and Earnings per Share and Note 2 – Equity for the recognition and measurement of common stock and additional paid-in capital.

Promet incurred acquisition-related transaction costs of $58,763, which are included in general and administrative expense, a component of operating expenses in the consolidated statements of operations. The operating results for Heatwurx are included in the accompanying consolidated financial statements from October 4, 2017 forward.

Heatwurx’s assets acquired and liabilities assumed (see below) and the par value of the common stock allocated to Heatwurx stockholders is recognized as a reduction of additional paid-in capital at the acquisition date.

Net recognized values of Heatwurx identifiable assets and liabilities
Cash	6,280
Accounts payable	(26,098)
Accrued expenses	(17,932)
Net liabilities assumed		$(37,750)